Nature of operations	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations
Nature of operations
Headquartered in Downers Grove, Illinois, Univar Inc. (“Company” or “Univar”) is a leading global chemical and ingredients distributor and provider of specialty services. The Company’s operations are structured into four operating segments that represent the geographic areas under which the Company manages its business:

•	Univar USA (“USA”)

•	Univar Canada (“Canada”)

•	Univar Europe, the Middle East and Africa (“EMEA”)

•	Rest of the World (“Rest of World”)
Rest of World includes certain developing businesses in Latin America (including Brazil and Mexico) and the Asia-Pacific region.